INVESTMENTS, DEBT AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of financial assets	The Company holds the following investments and derivative assets:

	June 30, 2026	December 31, 2025

At fair value
Other equity investments	38	38
	38	38

At amortized cost
Security deposits and cash collateral	139	159
Bank deposits	3	2
Deferred consideration from sale of subsidiary	138	250
Other investments	262	184
	542	595

Total investments and derivatives	580	633
Non-current	84	144
Current	496	489

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

	June 30, 2026	December 31, 2025

At fair value
Derivatives designated as cash flow hedge	1	—
Derivative relating to ADG resolution	28	—
Warrants	49	27
	78	27
At amortized cost
Borrowings, of which	3,506	3,143
i) Principal amount outstanding	3,429	3,049
ii) Other Borrowings	77	94
Interest accrued	70	63
Discounts and unamortized fees	(33)	(19)
Bank loans and bonds	3,543	3,187

Lease liabilities	1,857	1,760
Other financial liabilities	375	171
	5,775	5,118

Total debt and derivatives	5,853	5,145
Non-current	4,417	4,043
Current	1,436	1,102